Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project (Details) - Exploration and Evaluation Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Acquisition costs
Total exploration and evaluation assets, beginning balance	$ 343,092	$ 348,645
Transfers to PP&E		(9,514)
Acquisition of Arena Minerals		1,385
Additions	702	3,416
Write offs		(70)
Assets distributed to the shareholders		(770)
Total exploration and evaluation assets, ending balance	343,794	343,092
Thacker Pass
Acquisition costs
Total exploration and evaluation assets, beginning balance	0	9,514
Transfers to PP&E		(9,514)
Acquisition of Arena Minerals		0
Additions	0	0
Write offs		0
Assets distributed to the shareholders		0
Total exploration and evaluation assets, ending balance	0	0
Millennial Projects
Acquisition costs
Total exploration and evaluation assets, beginning balance	341,707	339,131
Transfers to PP&E		0
Acquisition of Arena Minerals		0
Additions	702	2,646
Write offs		(70)
Assets distributed to the shareholders		0
Total exploration and evaluation assets, ending balance	342,409	341,707
Other Claims
Acquisition costs
Total exploration and evaluation assets, beginning balance	1,385	0
Transfers to PP&E		0
Acquisition of Arena Minerals		1,385
Additions	0	770
Write offs		0
Assets distributed to the shareholders		(770)
Total exploration and evaluation assets, ending balance	$ 1,385	$ 1,385